INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSES BENEFITS	Income tax expense (benefits)
	2021	2020
Current tax expense	$9,024	$15,187
Deferred tax expense (benefits)	-	-
	$9,024	$15,187

SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATES
	2021	2020
Income (loss) before tax	$(104,472)	$(225,393)
Tax (credit) calculated at statutory tax rate (25%)	(26,118)	(56,348)
Valuation allowance	35,142	71,535
	$9,024	$15,187